Condensed financial information of the parent company - Balance Sheets (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020	Mar. 31, 2020	Sep. 30, 2019
Current assets
Cash	$ 14,365,889	$ 548,151
Other current assets	129,577	143,410
Non-current assets
Total Assets	47,705,195	38,191,746
Current liabilities
Due to related parties	2,019,088	1,716,270
Other current liabilities	156,209	807,012
Total Liabilities	8,486,354	9,036,589
Shareholders' equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 27,583,770 and 20,517,703 shares issued and outstanding at March 31, 2021 and September 30, 2020, respectively	27,584	20,518	$ 200,000	$ 20,000
Additional paid-in capital	27,842,612	20,335,228
Retained earnings	8,129,825	6,770,426
Total Equity	39,218,841	29,155,157			$ 24,751,159	$ 22,337,551
Total Liabilities and Equity	47,705,195	38,191,746
Reportable legal entity | FMI
Current assets
Cash	597,190	2,122
Other current assets	1,446
Non-current assets
Investment in subsidiaries	40,622,413	30,217,865
Total Assets	41,221,049	30,219,987
Current liabilities
Due to related parties	1,999,136	1,894,811
Other current liabilities	3,072	40,000
Total Liabilities	2,002,208	1,934,811
Shareholders' equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 27,583,770 and 20,517,703 shares issued and outstanding at March 31, 2021 and September 30, 2020, respectively	27,584	20,518
Additional paid-in capital	27,842,612	20,335,228
Retained earnings	11,348,645	7,929,430
Total Equity	39,218,841	28,285,176
Total Liabilities and Equity	$ 41,221,049	$ 30,219,987